Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (16,884)	$ (22,645)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	(159)	(349)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	86	154
Other comprehensive (loss)/income for the period, net of tax	(73)	(195)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (16,957)	$ (22,840)